Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy the Plan’s investments at fair value.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
F.N.B. Corporation Common Stock Fund:
F.N.B. Corporation common stock	$117,165,090	$—	$—	$117,165,090
Money market fund	10,843	—	—	10,843
Mutual fund investments	468,567,203	—	—	468,567,203
Investments at fair value	$585,743,136	$—	$—	$585,743,136

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
F.N.B. Corporation Common Stock Fund:
F.N.B. Corporation common stock	$119,345,286	$—	$—	$119,345,286
Money market fund	9,928	—	—	9,928
Mutual fund investments	401,205,491	—	—	401,205,491
Investments at fair value	$520,560,705	$—	$—	$520,560,705